Intangible Assets Including Goodwill (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in Goodwill Balances
Beginning Balance	$ 29,247	$ 26,213
Goodwill Additions	2,246	2,894
Purchase Price Adjustments	61	(30)
Divestitures	(7)	(22)
Foreign Currency Translation and Other Adjustments	(363)	192
Ending Balance	31,184	29,247
Goodwill impairment losses	0	0
Goodwill accumulated impairment losses	0	0
Global Business Services
Changes in Goodwill Balances
Beginning Balance	4,357	4,313
Goodwill Additions		5
Purchase Price Adjustments	0	0
Divestitures	(3)	(2)
Foreign Currency Translation and Other Adjustments	(21)	42
Ending Balance	4,334	4,357
Global Technology Services
Changes in Goodwill Balances
Beginning Balance	2,916	2,646
Goodwill Additions	1,246	264
Purchase Price Adjustments	17
Divestitures		0
Foreign Currency Translation and Other Adjustments	(50)	6
Ending Balance	4,129	2,916
Software
Changes in Goodwill Balances
Beginning Balance	20,405	18,121
Goodwill Additions	987	2,182
Purchase Price Adjustments	11	(30)
Divestitures	(4)	(6)
Foreign Currency Translation and Other Adjustments	(279)	137
Ending Balance	21,121	20,405
Systems and Technology
Changes in Goodwill Balances
Beginning Balance	1,568	1,133
Goodwill Additions	13	443
Purchase Price Adjustments	33	0
Divestitures		(14)
Foreign Currency Translation and Other Adjustments	(14)	6
Ending Balance	$ 1,601	$ 1,568